NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	12 Months Ended
Dec. 31, 2024
Miscellaneous assets [abstract]
NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE
Non-current assets and disposal group classified as held for sale at December 31, 2024 and December 31, 2023, are detailed below:

	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Current assets
Aircraft	29,063	100,658
Engines and rotables	75	2,012
Total	29,138	102,670

The balances are presented at the lower of book value and fair value less cost to sell. The fair value of these assets was determined based on quoted prices in active markets for similar assets or liabilities. This is a level II measurement as per the fair value hierarchy set out in Note 3.3 (2). There were no transfers between levels for recurring fair value measurements during the exercise.
Assets reclassified from Property, plant and equipment to Non-current assets or groups of assets for disposal classified as held for sale.

During 2020, 11 Boeing 767 aircraft were transferred from the Property, plant and equipment, to Non-current assets item or groups of assets for disposal classified as held for sale. During 2021, the sale of 5 aircraft was completed. During the year 2022 the sale of 3 aircraft was finalized and during the year 2023 the sale of 1 aircraft was finalized.
During 2021, associated with the fleet restructuring plan, 3 engines of the Airbus A350 fleet were transferred from the Property, plant and equipment to Non-current assets or groups of assets for disposal classified as held for sale, of which during the same year the sale of 1 engine was finalized. Additionally, during the year 2022, the sale of 1 engine was finalized and some materials and spare parts of this same fleet were transferred to Non-current assets or groups of assets for disposal classified as held for sale. During the year 2023, the sale of 1 engine, some spare parts, and materials was finalized.
During 2022, 28 Airbus A319 family aircraft were transferred from Property, plant and equipment to Non-current assets or asset groups for disposal classified as held for sale. Additionally, adjustments for US$345 million of expenses were recognized within results as part of Other gains (losses) to record these assets at their net realizable value. During 2023, the engines associated with these aircraft were added, generating additional adjustments of US$39 million, which were recorded in the result as part of Other gains (losses), in order to register these assets at their net realizable value. During the year 2024 the sale of 26 aircraft was finalized.
During the year 2022, 6 aircraft and 8 engines of the Airbus A320 family were transferred from Property, plant and equipment to Non-current assets or asset groups for disposal classified as held for sale, and as of December 31, 2022 the sale of 3 aircraft were finalized and as of December 31, 2023, the sale of 2 aircraft and 8 engines were finalized. As of December 31, 2024, the sale of 1 aircraft is finalized. Additionally, during 2022, adjustments for US$25 million of expenses were recognized to record these assets at their net realizable value, and since the fleet restructuring process had already been completed, these adjustments were recorded in results as part of Other expenses by function. During the year 2023, 6 Airbus A320 aircraft were transferred from the Property, Plant, and Equipment category to the Non-current Assets or Asset Groups held for sale category. Additionally, during the year 2023, adjustments of US$9 million in expenses were recognized to record these assets at their net realizable value. These adjustments were recorded in the results as part of Other expenses by function. During 2024, the sale of 6 aircraft was finalized.
During 2023, 1 Boeing 767 family aircraft was transferred from Property, plant and equipment to Non-current assets or asset groups for disposal classified as held for sale. Additionally, adjustments for US$3 million of expenses were recognized within results as part of Other expenses by function to record these assets at their net realizable value. As of December 31, 2024, the sale of 1 Boeing 767 family aircraft is finalized.

The detail of the fleet classified as non-current assets and disposal group classified as held for sale is as follows:

Aircraft	Model	As of December 31, 2024	As of December 31, 2023
Boeing 767	300F	2	3
Airbus A320 (*)	200	—	7
Airbus A319 (*)	100	2	28
Total		4	38
(*) As of December 31, 2024, 6 Airbus A320 aircraft and 26 Airbus A319 aircraft were reclassified to property, plant and equipment as a result of a sale and lease contract, (see Note 16).